REVENUE AND DEFERRED REVENUES	12 Months Ended
Dec. 31, 2019
REVENUE AND DEFERRED REVENUES
REVENUE AND DEFERRED REVENUES

12. REVENUE AND DEFERRED REVENUES

Disaggregation of revenue

All the revenues for the period was recognized from contracts with customers. For the year ended December 31, 2019, the majority of the Group’s revenues result from sales of products which revenue is recognized at a point of time. The following table provides information about disaggregated revenue by products, including a reconciliation of the disaggregated revenue with reportable segments

	For the years ended December 31,
	2018	2019
	RMB	RMB
Xiaomi Wearable Products	2,439,534	4,193,665
Self-branded products and other	1,205,801	1,618,590
Total	3,645,335	5,812,255

During the years ended December 31, 2018 and 2019, the majority of the Group's products are sold to resellers and distributors in the PRC. This includes our products that have international versions which are first sold to the Group's domestic distributors who subsequently distribute those products internationally.

Contract balances

The following table provides information about receivables, deferred revenue and refund liability from contracts with customers

	As of December 31,
	2018	2019
	RMB	RMB
Accounts Receivables	58,925	188,940
Amounts due from related parties	656,399	1,421,170
Deferred revenue	41,863	59,585
Refund liability (sales return)	153	582

Accounts receivables are recorded when the right to consideration is unconditional and payments terms on invoiced amounts are typically 30 to 60 days. Amounts due from related parties include both amounts billed and unbilled due from related party under the cooperation agreement. As of December 31, 2018 and 2019, the amount due from related parties include the billed amount of RMB623,120 and RMB1,318,483, and unbilled amounted to RMB33,279 and RMB102,687, respectively. The amount billed is recorded when the right to the consideration is unconditional and payment terms on invoiced amounts are typically 30 to 60 days. Unbilled amount due from related party relate to our contractual right to consideration under our cooperation agreement for the second instalment payment not yet invoiced. The Company recorded no impairment charges related to contract assets in the periods. Contract liabilities, recorded in accrued expenses in the consolidated balance sheet, include payment received in advance of performance under the contract related to our software services which are realized over the estimated usage period and payment received related to a material right provided to a customer to acquire additional goods or services at a discount in a future period.

During the years ended December 31, 2018 and 2019, the Group recognized RMB17,876 and RMB41,863 of revenue previously included in deferred revenue as of January 1, 2018 and 2019, which mainly consist of revenue recognized related to its service subscription. Additionally, during the year ended December 31, 2018 and 2019, the Group billed RMB33,329 and RMB 33,279 to a related party, initially recorded as unbilled amount, mainly due to the timing of invoicing for the goods related to its cooperation agreement. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s performance and the customer’s payment.